EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

March 9, 2006

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re: Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”)
      on behalf of Eaton Vance Investment Grade Income Fund (the “New Series”)
      Post-Effective Amendment No. 76 (1933 Act File No. 2-27962)
      Amendment No. 63 (1940 Act File No. 811-1545) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the New Series, and exhibits. The New Series is a “feeder” fund that invests in a corresponding investment portfolio, “master fund”. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and will become effective automatically on May 23, 2006.

The Amendment is being filed for the purpose of registering Class I shares of the New Series. The New Series investment objective is to seek current income and total return. The New Series currently seeks to meet its objectives by investing in Investment Grade Income Portfolio (“Portfolio”). Under normal conditions, the Portfolio will invest at least 80% of its net assets in investment grade securities. The disclosure concerning the Portfolio’ s investment in investment grade securities, its fundamental investment restrictions and advisory and administration arrangements, is substantially identical to disclosure contained in the prospectus and SAI of Eaton Vance Balanced Fund filed with the Commission on April 29, 2005 (Accession No. 0000940394-05-000457).

Securities and Exchange Commission March 9, 2006 Page Two

Based on the foregoing, the Registrant hereby requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 17368 (February 15, 1985) in processing the Amendment.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8570 or fax (617) 338-8054.

Very truly yours,

/s/ Kathryn A. McElroy Kathryn A. McElroy, Esq. Vice President